Shareholder Report, Line Graph (Details) - USD ($)					9 Months Ended	11 Months Ended	12 Months Ended		18 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	30 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	42 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 01, 2021	Apr. 12, 2021	Dec. 18, 2017	Sep. 30, 2015	Sep. 30, 2018	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2022	Sep. 30, 2019	Sep. 30, 2023	Sep. 30, 2017	Sep. 30, 2023	Sep. 30, 2020	Sep. 30, 2024	Sep. 30, 2018	Sep. 30, 2024	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2020	Sep. 30, 2023	Sep. 30, 2021	Sep. 30, 2024	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000175204 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC SMID Cap Growth Fund (Class R6/RSMRX)
Accumulated Value				$ 250,000				$ 288,441				$ 330,213				$ 406,471				$ 409,256			$ 430,788		$ 600,325		$ 502,821		$ 575,941	$ 694,864	$ 656,645
C000004724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC SMID Cap Growth Fund (Class I/TMCIX)
Accumulated Value				250,000				288,298				329,824				405,799				408,323			429,848		598,483		500,958		573,364	691,614	653,344
C000004723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC SMID Cap Growth Fund (Class A/TMCAX)— including sales load (5.75%)
Accumulated Value				9,424				10,837				12,373				15,178				15,239			15,986		22,213		18,547		21,185	25,467	24,002
C000210802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)
Accumulated Value				2,500				2,582.69				2,593.48				2,552.47				2,738.4			2,852.98		2,847.04		2,465.55		2,445.82	2,737.98	2,819.13
C000066097 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)
Accumulated Value				1,000,000				1,031,219.19				1,033,588.08				1,015,042.65				1,088,823.98			1,133,789.53		1,129,631.46		977,771.84		969,463.37	1,086,104.19	1,116,316.56
C000074294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)— including sales load (3.75%)
Accumulated Value				9,625.39				9,889.56				9,866.1				9,656.69				10,335.29			10,712.63		10,647.87		9,173.77		9,063.91	10,110.26	10,368.48
C000102917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)— including sales load (4.25%)
Accumulated Value				9,578.71				10,831.48				11,474.5				11,086.63				12,325.54			12,455.73		13,085.8		10,015.11		11,429.21	13,654.42	14,895.29
C000102918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)
Accumulated Value				1,000,000				1,134,259				1,204,861				1,165,609				1,299,425			1,318,176		1,387,800		1,064,827		1,218,411	1,461,163	1,597,116
C000176573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)
Accumulated Value				1,000,000				1,134,824				1,206,765				1,168,431				1,303,560			1,321,829		1,392,517		1,068,507		1,223,901	1,469,874	1,606,292
C000102922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay High Yield Bond Fund (Class I/RGHYX)
Accumulated Value				1,000,000				1,071,368				1,155,887				1,201,473				1,304,627			1,383,242		1,519,892		1,328,851		1,466,247	1,683,592	1,812,170
C000102921 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay High Yield Bond Fund (Class A/RHYAX)— including sales load (4.25%)
Accumulated Value				9,571				10,227				10,981				11,388				12,346			13,042		14,293		12,472		13,727	15,731	16,887
C000217811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Impact Bond Fund (Class A/RIBAX)— including sales load (3.75%)
Accumulated Value			$ 9,624.64		$ 9,400.83					$ 10,247.36				$ 10,945.97				$ 10,784.91				$ 9,134.96		$ 9,151.87		$ 10,205.01		$ 10,392.72
C000195863 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Impact Bond Fund (Class I/RIBIX)
Accumulated Value			1,000,000		978,664.89					1,069,449.68				1,146,249.96				1,133,336.04				962,728.82		966,992.53		1,081,985.1		1,103,425.4
C000195864 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Impact Bond Fund (Class R6/RIBRX)
Accumulated Value			10,000,000		9,790,484.12					10,704,017.66				11,488,957.1				11,354,572.34				$ 9,650,204.97		$ 9,697,766.18		$ 10,844,120.47		$ 11,077,042.94
C000227055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Impact Bond Fund (Class Y/RIBYX)
Accumulated Value		$ 5,000,000							$ 4,282,529				$ 4,303,526				$ 4,818,095				$ 4,915,885
C000231740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)
Accumulated Value	$ 1,000,000					$ 839,744					$ 876,643				$ 1,020,142				$ 1,069,579
C000231741 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)
Accumulated Value	1,000,000					839,405					875,843				1,018,660				1,068,609
C000231739 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)— including sales load (3.75%)
Accumulated Value	9,579					8,015					8,345				9,683				10,133
C000231742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Strategic Income Fund (Class A/RBIAX)— including sales load (3.75%)
Accumulated Value	9,579					9,320					10,096				11,184				11,865
C000231744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Strategic Income Fund (Class I/RBSIX)
Accumulated Value	1,000,000					974,991					1,058,801				1,175,441				1,251,250
C000231743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							RBC BlueBay Strategic Income Fund (Class R6/RBSRX)
Accumulated Value	1,000,000					975,383					1,059,744				1,177,104				1,253,704
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index (Regulatory Benchmark)
Accumulated Value				10,000				11,543				13,691				16,143				16,830			19,380		25,194		21,296		25,900	35,315	41,530
Bloomberg US Securitized Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Securitized Index (Strategy Benchmark)
Accumulated Value				10,000				10,367.6				10,397.31				10,306.43				11,124.01			11,627.35		11,586.84		9,989.34		9,985.01	11,205.58	11,595.98
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index
Accumulated Value	10,000	$ 5,000,000	$ 10,000	10,000	$ 9,846.87	8,551		10,519		$ 10,860.7	8,606	10,527		$ 11,619.3	9,601			$ 11,515.3	9,878
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)
Accumulated Value				10,000				10,883.4219				10,746.46439				10,604.86424				11,410.52772			12,122.15016		12,011.75368		9,557.667431		9,771.880519	10,943.47185	11,206.50476
JPMorgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							JPMorgan EMBI Global Diversified Index (Strategy Benchmark)
Accumulated Value				10,000				11,620.39822				12,155.8516				11,922.64719				13,301.96247			13,474.14411		14,061.30927		10,646.61223		11,712.79186	13,891.37115	15,074.91597
ICE BofA US High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA US High Yield Index (Strategy Benchmark)
Accumulated Value				10,000				11,282				12,304				12,665				13,463			13,773		15,352		13,194		14,539	16,816	18,031
ICE BofA US Dollar 3 Month Deposit Offered Rate Constant Maturity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)
Accumulated Value	$ 10,000					$ 10,040					$ 10,496				$ 11,089				$ 11,599
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2500 Growth Index (Strategy Benchmark)
Accumulated Value				$ 10,000				$ 11,102				$ 13,330				$ 16,413				$ 15,738			$ 19,416		$ 25,625		$ 18,093		$ 20,012	$ 25,056	$ 28,217